                                                             File Nos. 333-81017
                                                                        811-8848

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 5

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 34

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:


          X  immediately upon filing pursuant to paragraph (b) of Rule 485
         ---
             on (date) pursuant to paragraph (b) of Rule 485
         ---
             60 days after filing pursuant to paragraph (a) (1) of Rule 485
         ---
             on (date) pursuant to paragraph (a) (1) of Rule 485
         ---
             this post-effective amendment designates a new effective date for --- a previously filed post-effective amendment


                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

This Post-Effective Amendment No. 5 under the Securities Act of 1933 is being filed for the purposes of adding supplements to the Pioneer XtraVision Prospectus of the Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company dated May 1, 2001 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus and Statement of Additional Information were previously filed in Registrant's Post-Effective Amendment No. 3 on April 27, 2001 and is incorporated by reference herein.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.        CAPTION IN PROSPECTUS
-----------------        ---------------------

1                        Cover Page

2                        Special Terms

3                        Summary of Fees and Expenses; Summary of Contract
                         Features

4                        Condensed Financial Information; Performance
                         Information

5 Description of the Company, the Variable Account, and the Underlying Investment Companies

6                        Charges and Deductions

7                        Description of the Contract -- the Accumulation Phase

8 Electing the Annuity Date; Description of Annuity Payout Options; Annuity Benefit Payments

9                        Death Benefit

10                       Payments; Computation of Values; Distribution

11                       Surrender and Withdrawals; Surrender Charge;
                         Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                       Federal Tax Considerations

13                       Legal Matters

14                       Statement of Additional Information - Table of
                         Contents


FORM N-4 ITEM NO.        CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------        ----------------------------------------------

15                       Cover Page

16                       Table of Contents

17                       General Information and History

18                       Services

FORM N-4 ITEM NO.        CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
-----------------        -------------------------------------------------------

19                       Underwriters

20                       Underwriters

21                       Performance Information

22                       Annuity Benefit Payments

23                       Financial Statements

A POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT FOR THE PIONEER XTRAVISION VARIABLE ANNUITY CONTRACT AND SEPARATE ACCOUNT VA-P, WHICH INCLUDES THIS SUPPLEMENT, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THE INFORMATION IN THIS SUPPLEMENT IS NOT COMPLETE AND MAY BE CHANGED. THE NEW 7% ENHANCED DEATH BENEFIT RIDER AND THE 7% ENHANCED DEATH BENEFIT WITH ANNUAL STEP-UP RIDER ("THE RIDERS") DESCRIBED IN THE SUPPLEMENT MAY NOT BE SOLD UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT IS EFFECTIVE. THIS SUPPLEMENT IS NOT AN OFFER TO SELL THE RIDERS. THIS SUPPLEMENT DOES NOT SOLICIT AN OFFER TO BUY THE RIDERS IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                              SEPARATE ACCOUNT VA-P

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

                                       ***

Effective November 9, 2001, one additional Sub-Account will be available under the Contract. The Sub-Account will invest exclusively in shares of the Pioneer Small Cap Value VCT Portfolio of the Pioneer Variable Contracts Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

"Pioneer Small Cap Value VCT Portfolio" is added after Pioneer Science & Technology VCT Portfolio in the listing of Portfolios on the first page of the Prospectus.

The following information on the Pioneer Small Cap Value VCT Portfolio is added to the Annual Underlying Portfolio Expenses table and footnotes:

                                               MANAGEMENT                                TOTAL PORTFOLIO
                                                   FEE                 OTHER EXPENSES        EXPENSES
                                               (AFTER ANY                (AFTER ANY         (AFTER ANY
                                                VOLUNTARY      12b-1   REIMBURSEMENTS/   REIMBURSEMENTS/
UNDERLYING PORTFOLIO                            WAIVERS)       FEES       WAIVERS)           WAIVERS)
--------------------------------------------  --------------  -------  ----------------  ---------------
Pioneer Small Cap Value VCT Portfolio*****         0.00%       0.00%       1.25%             1.25%

*****Pioneer Small Cap Value VCT Portfolio commenced operations on November 1, 2001; therefore expenses shown are estimated. The expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares. For the fiscal year ending December 31, 2001, assuming no fee waiver or reimbursement, the Management Fee would be 0.75% for the portfolio, and Total Expenses attributable to Class I shares as percentage of average daily net assets are estimated to be 2.14% for the Pioneer Small Cap Value VCT Portfolio.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a), and (2)(b):

(1)(a) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders.

                                              1          3         5        10
WITH SURRENDER CHARGE                        YEAR      YEARS     YEARS     YEARS
---------------------                        ----      -----     -----     -----
Pioneer Small Cap Value VCT Portfolio        $106       $169      $223     $314

(1)(b) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period and the 7% Enhanced Death Benefit Rider With Annual Step-Up.

                                              1          3         5        10
WITH SURRENDER CHARGE                        YEAR      YEARS     YEARS     YEARS
---------------------                        ----      -----     -----     -----
Pioneer Small Cap Value VCT Portfolio        $113       $188      $257     $382

(2)(a) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders.

                                               1          3         5        10
WITHOUT  SURRENDER CHARGE                     YEAR      YEARS     YEARS     YEARS
-------------------------                     ----      -----     -----     -----
Pioneer Small Cap Value VCT Portfolio          $28       $87       $148     $314

(2)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period and the 7% Enhanced Death Benefit Rider With Annual Step-Up.

                                                                    1         3         5        10
WITHOUT SURRENDER CHARGE                                          YEAR      YEARS     YEARS     YEARS
-------------------------                                         ----      -----     -----     -----
Pioneer Small Cap Value VCT Portfolio                              $35       $108      $183      $382

The description of the Variable Account under "WHAT ARE MY INVESTMENT CHOICES?" is deleted and replaced with the following:

THE VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the following thirty-one Underlying Portfolios:

PIONEER VARIABLE CONTRACTS TRUST                       AIM VARIABLE INSURANCE FUNDS
--------------------------------                       ----------------------------
Pioneer America Income VCT Portfolio                   AIM V.I. Aggressive Growth Fund
Pioneer Balanced VCT Portfolio                         AIM V.I. Capital Appreciation Fund
Pioneer Emerging Markets VCT Portfolio
Pioneer Equity-Income VCT Portfolio                    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
Pioneer Europe VCT Portfolio                           ------------------------------------------------------
Pioneer Europe Select VCT Portfolio                    Alliance Premier Growth Portfolio
Pioneer Fund VCT Portfolio                             Alliance Technology Portfolio
Pioneer Global Financials VCT Portfolio
Pioneer Global Health Care VCT Portfolio               DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)
Pioneer Global Telecoms VCT Portfolio                  -------------------------------------------
Pioneer Growth Shares VCT Portfolio                    DGPF Growth Opportunities Series
Pioneer High Yield VCT Portfolio                       DGPF Select Growth Series
Pioneer International Value VCT Portfolio
Pioneer Mid-Cap Value VCT Portfolio                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Pioneer Money Market VCT Portfolio                     ----------------------------------------------------
Pioneer Real Estate Growth VCT Portfolio               (CLASS 2)
Pioneer Science & Technology VCT Portfolio             ---------
Pioneer Small Cap Value VCT Portfolio                  FT VIP Franklin Small Cap Fund
Pioneer Small Company VCT Portfolio                    FT VIP Templeton Asset Strategy Fund
Pioneer Strategic Income VCT Portfolio                 FT VIP Templeton International Smaller Companies Fund
Pioneer Swiss Franc Bond VCT Portfolio
                                                       VAN KAMPEN LIFE INVESTMENT TRUST
                                                       --------------------------------
                                                       Van Kampen LIT Emerging Growth Portfolio

The following summary of the investment objectives and policies of the Pioneer Small Cap Value VCT Portfolio is inserted as the eighteenth summary under INVESTMENT OBJECTIVES AND POLICIES:

PIONEER SMALL CAP VALUE VCT PORTFOLIO - seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

                                      * * *

SUPPLEMENT DATED OCTOBER 30, 2001

Pioneer XtraVision

                              SEPARATE ACCOUNT VA-P
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               PIONEER XTRAVISION

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2001

                                       ***

Effective November 9, 2001, the third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety to read as follows:

         Thirty-one Sub-Accounts of the Variable Account are available under the Pioneer XtraVision contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware Group Premium Fund ("DGPF"), Franklin Templeton Variable Insurance Products Trust ("FT VIP") or Van Kampen Life Investment Trust ("Van Kampen"), open-end, registered management investment companies. Twenty-one investment portfolios of Pioneer are available under the Contract: the Pioneer America Income VCT Portfolio, Pioneer Balanced VCT Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Equity-Income VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer Europe Select VCT Portfolio, Pioneer Fund VCT Portfolio (formerly Growth and Income Portfolio), Pioneer Global Financials VCT Portfolio, Pioneer Global Health Care VCT Portfolio, Pioneer Global Telecoms VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer International Value VCT Portfolio (formerly International Growth VCT Portfolio), Pioneer Mid-Cap Value VCT Portfolio (formerly Capital Growth Portfolio), Pioneer Money Market VCT Portfolio, Pioneer Real Estate Growth VCT Portfolio, Pioneer Science & Technology VCT Portfolio, Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, Pioneer Strategic Income VCT Portfolio, and Pioneer Swiss Franc Bond VCT Portfolio. Two portfolios of AVIF are available under the Contract: the AIM V.I. Aggressive Growth Fund and the AIM V.I. Capital Appreciation Fund. Two Alliance portfolios are available under the Contract: the Alliance Premier Growth Portfolio and the Alliance Technology Portfolio. Two DGPF series are available under the
         Contract: the DGPF Growth Opportunities Series and the DGPF Select Growth Series. Three FT VIP funds are available under the Contract: the FT VIP Templeton Asset Strategy Fund, the FT VIP Templeton International Smaller Companies Fund and the FT VIP Franklin Small Cap Fund. One Van Kampen portfolio is available under the Contract: the Van Kampen LIT Emerging Growth Portfolio (together, the "Underlying Portfolios"). Each Underlying Portfolio has its own investment objectives and certain attendant risks.

                                                 ***

The following portfolio is being added to the following Pioneer XtraVision Contract Performance Tables 1A, 1B, 2A, and 2B:

Table 1A

                                                                                     FOR YEAR          SINCE
                                                                 SUB-ACCOUNT          ENDED         INCEPTION OF
       SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO           INCEPTION DATE        12/31/00       SUB-ACCOUNT
       ---------------------------------------------           --------------        --------       -----------
       Pioneer Small Cap Value VCT Portfolio              .          N/A               N/A               N/A

Table 1B

                                                                                     FOR YEAR          SINCE
                                                                 SUB-ACCOUNT          ENDED         INCEPTION OF
       SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO           INCEPTION DATE        12/31/00       SUB-ACCOUNT
       ---------------------------------------------           --------------        --------       -----------
       Pioneer Small Cap Value VCT Portfolio              .          N/A               N/A               N/A

Table 2A

                                                                                                      10 YEARS OR SINCE
                                                        UNDERLYING        FOR YEAR                       INCEPTION OF
                                                         PORTFOLIO          ENDED                         UNDERLYING
       SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO  INCEPTION DATE      12/31/00        5 YEARS     PORTFOLIO IF LESS
       ---------------------------------------------  --------------      --------        -------     -----------------
       Pioneer Small Cap Value VCT Portfolio                N/A              N/A            N/A              N/A

Table 2B

                                                                                                      10 YEARS OR SINCE
                                                        UNDERLYING        FOR YEAR                       INCEPTION OF
                                                         PORTFOLIO          ENDED                         UNDERLYING
       SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO  INCEPTION DATE      12/31/00        5 YEARS     PORTFOLIO IF LESS
       ---------------------------------------------  --------------      --------        -------     -----------------
       Pioneer Small Cap Value VCT Portfolio                N/A              N/A            N/A              N/A

                                                        ***

SUPPLEMENT DATED OCTOBER 30, 2001

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (a)  FINANCIAL STATEMENTS

        Financial Statements Included in Part A

        None

        Financial Statements Included in Part B

        Financial Statements for Allmerica Financial Life Insurance and Annuity Company
        Financial Statements for Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company

        Financial Statements Included in Part C
        None

   (b)  EXHIBITS

        EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated October 27, 1994 was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

        EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

        EXHIBIT 3    (a)   Underwriting and Administrative Services Agreement
                           was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration
                           Statement No. 33-85916/811-8848, and is
                           incorporated by reference herein.

                     (b) Wholesaling Agreement and Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No.
                           33-85916/811-8848, and are incorporated by reference herein.

                     (c) Commissions Schedule was previously filed on June 18, 1999 in Registrant's initial Registration Statement No. 333-81017/811-8848 and is incorporated by reference herein. Sales Agreements with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and are incorporated by reference herein.

                     (d) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                     (e) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                     (f) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No.
                           33-85916/811-8848, and is incorporated by reference herein.

        EXHIBIT 4 The following documents were previously filed on June 18, 1999 in Registrant's initial Registration Statement No. 333-81017/811-8848 and are incorporated by reference herein.

                           (a) Contract Form A3028-99;
                           (b) Specification Pages Form A8028-99;
                           (c) Enhanced Death Benefit "EDB" Rider
                               (Form 3264-99);
                           (d) Enhanced Death Benefit "EDB" Rider
                               (Form 3265-99);
                           (e) Enhanced Death Benefit "EDB" Rider
                               (Form 3266-99);
                           (f) Minimum Guaranteed Annuity Payout ("M-GAP")
                               Rider (Form 3269-99);
                           (g) Trail Employee Program Endorsement
                               (Form 3274-99); and
                           (h) Trail Employee Program Endorsement
                               (Form 3275-99).
                           (i) EER Rider (Form 3240-01) was previously filed
                               on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is
                               incorporated by reference herein.
                           (j) EDB Rider (Form 3241-01) was previously filed
                               on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is
                               incorporated by reference herein.

        EXHIBIT 5 Application Form SML-1468P was previously filed on June 18, 1999 in Registrant's initial Registration Statement No. 333-81017/811-8848 and is incorporated by reference herein.

        EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws were previously filed in Registrant's initial Registration Statement No. 33-85916/811-8848 on November 3, 1994 and are incorporated by reference herein. An Amendment to the Articles of Incorporation and Bylaws were previously filed on October 1, 1996, and are incorporated by reference herein.

        EXHIBIT 7          Not Applicable.

        EXHIBIT 8    (a)   BFDS Agreements for lockbox and mailroom services
                           were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration
                           Statement No. 33-85916/811-8848, and are
                           incorporated by reference herein.

                     (b)   Directors' Power of Attorney is filed herewith.

        EXHIBIT 9          Opinion of Counsel is filed herewith.

        EXHIBIT 10         Consent of Independent Accountants is filed herewith.

        EXHIBIT 11         None.

        EXHIBIT 12         None.

        EXHIBIT 13 Schedule for Computation of Performance Calculations were previously filed on October 8, 1999 in Pre-effective Amendment No. 1 of Registration Statement No. 333-81017/811-8848, and is incorporated by reference herein.

        EXHIBIT 14         Not Applicable.

        EXHIBIT 15   (a)   Amendment dated October 24, 2000 to the Pioneer
                           Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of
                           Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective
                           Amendment No. 14 of Registration Statement No.
                           33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective
                           Amendment No. 9 of Registration Statement No.
                           33-85916/811-8848, and is incorporated by reference herein.

                     (b) Form of Amendment #6 to the AIM Participation Agreement previously was filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                     (c) Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

                     (d) Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                     (e) Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                     (f) Amendment dated October 19, 2000 to the Participation Agreement with Van Kampen was previously filed in April 2001 in Post-Effective Amendment No. 16 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Form of Participation Agreement with Van Kampen was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts  01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary  and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and Chief      President (since 1991) of First Allmerica; Director (since 1996)
    Investment Officer                      and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First
    Director, President and Chief           Allmerica; Director (since 1990), President and Chief
    Executive Officer                       Executive Officer (since 1995) of Allmerica Financial Life
                                            Insurance and Annuity Company; Director and President
                                            (since 1998) of Allmerica Financial Investment Management
                                             Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                NAME                                     ADDRESS                         TYPE OF BUSINESS
                ----                                     -------                         ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              Insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 Insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company)                                                    annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
Known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency            440 Lincoln Street              Insurance Agency
Inc. of Alabama                                   Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency             440 Lincoln Street              Insurance Agency
Inc. of Georgia                                   Worcester MA 01653

Allmerica Investment Insurance Agency             440 Lincoln Street              Insurance Agency
Inc. of Kentucky                                  Worcester MA 01653

Allmerica Investments Insurance Agency            440 Lincoln Street              Insurance Agency
Inc. of Mississippi                               Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              Company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 Insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 Insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          Insurance
                                                  Indianapolis IN 46240

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 Insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA  92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              Insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              Insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Parkway            Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 NationsBank Tower               Multi-line property and casualty
                                                  15301 Dallas Parkway            Insurance
                                                  Dallas TX 75248

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              Franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              Insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of September 30, 2001, there were 1,288 Contract holders of qualified Contracts and 2,074 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors and administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

        - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Separate Account IMO, Separate Account FUVUL, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

        - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account SPVL, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

        -  Allmerica Investment Trust

    (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
        440 Lincoln Street
        Worcester, Massachusetts 01653

       NAME                      POSITION OR OFFICE WITH UNDERWRITER
       ----                      -----------------------------------

Margaret L. Abbott               Vice President

Emil J. Aberizk, Jr.             Vice President

Edward T. Berger                 Vice President and Chief Compliance Officer

Michael J. Brodeur               Vice President Operations

Mark R. Colborn                  Vice President

Charles F. Cronin                Secretary/Clerk

Claudia J. Eckels                Vice President

Philip L. Heffernan              Vice President

J. Kendall Huber                 Director

Mark C. McGivney                 Treasurer

William F. Monroe, Jr.           President, Director and Chief Executive Officer

K. David Nunley                  Vice President

Stephen Parker                   Vice President and Director

Richard M. Reilly                Director and Chairman of the Board


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
         Section 403(b)(11) to the attention of potential participants.

     4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption/withdrawal imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 25th day of October, 2001.

                            SEPARATE ACCOUNT VA-P OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                      By: /s/ Charles F. Cronin
                          ---------------------
                          Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                      TITLE                                                         DATE
----------                      -----                                                         ----
/s/ Warren E. Barnes            Vice President and Corporate Controller                       October 25, 2001
---------------------------
Warren E. Barnes

Edward J. Parry III*            Director, Vice President and Chief Financial Officer
---------------------------

Richard M. Reilly*              Director, President and Chief Executive Officer
---------------------------

John F. O'Brien*                Director and Chairman of the Board
---------------------------

Bruce C. Anderson*              Director and Vice President
---------------------------

Mark R. Colborn*                Director and Vice President
---------------------------

John P. Kavanaugh*              Director, Vice President and Chief Investment Officer
---------------------------

J. Kendall Huber*               Director, Vice President and General Counsel
---------------------------

Robert P. Restrepo, Jr.*        Director
---------------------------

Gregory D. Tranter*             Director and Vice President
---------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated May 21, 2001 duly executed by such persons.

/s/ Sheila B. St. Hilaire
-----------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-81017)

                                  EXHIBIT TABLE

Exhibit 8(b)             Directors' Power of Attorney

Exhibit 9                Opinion of Counsel

Exhibit 10               Consent of Independent Accountants